NOTE 3. ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
NOTE 3. ACCOUNTS RECEIVABLE (SCHEDULE)
	2012	2011

Gross trade accounts receivable from customers	$484,982	$161,005
Allowance for doubtful customer accounts	0	0
Accounts receivable, net	$484,982	$161,005